Related Party Balances and Transactions (Details) - Schedule of loans receivables – related parties consisted - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Related Party Balances and Transactions (Details) - Schedule of loans receivables – related parties consisted [Line Items]
Total		$ 2,245,200
Hangzhou Yuao Venture Capital Co., Ltd [Member]
Related Party Balances and Transactions (Details) - Schedule of loans receivables – related parties consisted [Line Items]
Total		$ 2,245,200